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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Oak Ridge Small Cap Growth Fund

 Schedule of Investments 8/31/2013

 Shares

 Value

 COMMON STOCKS - 97.4%

 Energy - 6.3%

 Oil & Gas Exploration & Production - 6.3%

 882,300

 Approach Resources, Inc. *

 $

 20,557,590

 870,000

 Gulfport Energy Corp. *

 51,330,000

 2,000,000

 Halcon Resources Corp. *

 9,500,000

 854,000

 Oasis Petroleum, Inc. *

 33,476,800

 $

 114,864,390

 Total Energy

 $

 114,864,390

 Capital Goods - 18.6%

 Aerospace & Defense - 3.1%

 1,817,593

 The KEYW Holding Corp. *

 $

 20,975,023

 489,483

 Triumph Group, Inc.

 35,228,092

 $

 56,203,115

 Building Products - 2.9%

 1,240,932

 AO Smith Corp.

 $

 52,181,191

 Industrial Machinery - 8.2%

 838,800

 Actuant Corp.

 $

 29,961,936

 682,930

 Altra Holdings, Inc. *

 16,970,810

 307,679

 CLARCOR, Inc.

 16,479,287

 802,400

 Colfax Corp. *

 41,797,016

 240,104

 Middleby Corp. *

 44,644,938

 $

 149,853,987

 Trading Companies & Distributors - 4.4%

 1,043,500

 Beacon Roofing Supply, Inc. *

 $

 37,910,355

 473,600

 Watsco, Inc.

 42,529,280

 $

 80,439,635

 Total Capital Goods

 $

 338,677,928

 Commercial Services & Supplies - 3.8%

 Environmental & Facilities Services - 1.8%

 778,495

 Waste Connections, Inc. *

 $

 32,977,048

 Human Resource & Employment Services - 2.0%

 885,694

 WageWorks, Inc. *

 $

 36,968,868

 Total Commercial Services & Supplies

 $

 69,945,916

 Transportation - 1.7%

 Trucking - 1.7%

 1,167,500

 Roadrunner Transportation Systems, Inc. *

 $

 31,662,600

 Total Transportation

 $

 31,662,600

 Consumer Durables & Apparel - 3.2%

 Footwear - 3.2%

 274,000

 Deckers Outdoor Corp. *

 $

 16,092,020

 736,940

 Wolverine World Wide, Inc.

 41,452,875

 $

 57,544,895

 Total Consumer Durables & Apparel

 $

 57,544,895

 Consumer Services - 2.6%

 Restaurants - 2.6%

 167,000

 Buffalo Wild Wings, Inc. *

 $

 17,352,970

 1,190,300

 Texas Roadhouse, Inc.

 29,578,955

 $

 46,931,925

 Total Consumer Services

 $

 46,931,925

 Retailing - 5.4%

 Distributors - 1.4%

 887,526

 LKQ Corp. *

 $

 25,951,260

 Catalog Retail - 1.3%

 450,000

 HSN, Inc. *

 $

 24,237,000

 Specialty Stores - 1.4%

 580,100

 Vitamin Shoppe, Inc. *

 $

 24,433,812

 Automotive Retail - 1.3%

 305,081

 Group 1 Automotive, Inc.

 $

 23,408,865

 Total Retailing

 $

 98,030,937

 Food & Staples Retailing - 1.9%

 Food Distributors - 1.0%

 305,000

 United Natural Foods, Inc. *

 $

 18,492,150

 Food Retail - 0.9%

 338,000

 The Fresh Market, Inc. *

 $

 16,497,780

 Total Food & Staples Retailing

 $

 34,989,930

 Health Care Equipment & Services - 10.4%

 Health Care Equipment - 2.6%

 1,097,797

 Globus Medical, Inc. *

 $

 19,343,183

 441,700

 Sirona Dental Systems, Inc. *

 28,608,909

 $

 47,952,092

 Health Care Supplies - 3.1%

 918,000

 Align Technology, Inc. *

 $

 39,978,900

 1,015,000

 Spectranetics Corp. *

 16,026,850

 $

 56,005,750

 Health Care Distributors - 2.7%

 317,835

 MWI Veterinary Supply, Inc. *

 $

 48,336,347

 Health Care Technology - 2.0%

 1,657,409

 Omnicell, Inc. *

 $

 36,032,072

 Total Health Care Equipment & Services

 $

 188,326,261

 Pharmaceuticals, Biotechnology & Life Sciences - 12.9%

 Biotechnology - 3.7%

 1,442,000

 Ariad Pharmaceuticals, Inc. *

 $

 26,821,200

 1,566,100

 NPS Pharmaceuticals, Inc. *

 39,309,110

 $

 66,130,310

 Pharmaceuticals - 9.2%

 3,328,100

 Akorn, Inc. *

 $

 59,805,956

 821,700

 Questcor Pharmaceuticals, Inc.

 54,790,956

 791,600

 Salix Pharmaceuticals, Ltd. *

 52,989,704

 $

 167,586,616

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 233,716,926

 Banks - 2.1%

 Regional Banks - 2.1%

 1,276,858

 BankUnited, Inc. *

 $

 37,731,154

 Total Banks

 $

 37,731,154

 Diversified Financials - 6.4%

 Consumer Finance - 2.9%

 989,697

 Portfolio Recovery Associates, Inc. *

 $

 52,493,529

 Asset Management & Custody Banks - 1.9%

 197,500

 Affiliated Managers Group, Inc. *

 $

 34,428,200

 Investment Banking & Brokerage - 1.6%

 740,280

 Stifel Financial Corp. *

 $

 29,626,006

 Total Diversified Financials

 $

 116,547,735

 Insurance - 0.9%

 Property & Casualty Insurance - 0.9%

 344,710

 ProAssurance Corp.

 $

 16,249,629

 Total Insurance

 $

 16,249,629

 Software & Services - 17.6%

 Internet Software & Services - 1.0%

 2,153,200

 Dice Holdings, Inc. *

 $

 17,936,156

 IT Consulting & Other Services - 2.6%

 712,702

 EPAM Systems, Inc. *

 $

 22,792,210

 929,075

 Virtusa Corp. *

 24,453,254

 $

 47,245,464

 Data Processing & Outsourced Services - 5.8%

 1,027,667

 Cardtronics, Inc. *

 $

 35,649,768

 590,000

 MAXIMUS, Inc.

 22,130,900

 599,810

 WEX, Inc. *

 48,002,794

 $

 105,783,462

 Application Software - 7.9%

 297,521

 ANSYS, Inc. *

 $

 24,985,814

 515,840

 Ellie Mae, Inc. *

 14,979,994

 1,090,554

 RealPage, Inc. *

 22,585,373

 1,378,289

 Seachange International, Inc. *

 13,782,890

 547,100

 Solera Holdings, Inc. *

 28,241,302

 1,118,597

 Synchronoss Technologies, Inc. *

 38,457,365

 $

 143,032,738

 Systems Software - 0.3%

 209,926

 Proofpoint, Inc. *

 $

 6,047,968

 Total Software & Services

 $

 320,045,788

 Technology Hardware & Equipment - 1.7%

 Electronic Components - 1.7%

 1,725,000

 InvenSense, Inc. *

 $

 30,825,750

 Total Technology Hardware & Equipment

 $

 30,825,750

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductors - 1.9%

 572,942

 Hittite Microwave Corp. *

 $

 35,041,133

 Total Semiconductors & Semiconductor Equipment

 $

 35,041,133

 TOTAL COMMON STOCKS

 (Cost $1,222,457,740)

 $

 1,771,132,897

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.3%

 Repurchase Agreements - 2.3%

 19,080,000

 Deutschebank AG, 0.05%, dated 8/30/13, repurchase price of

 $

 19,080,000

 $19,080,000 plus accrued interest on 9/3/13 collateralized by the following:

 $14,976,325 U.S. Treasury Strip, 0.00-4.25%, 11/15/13-8/15/43

 $1,101,696 U.S. Treasury Notes, 1.00-6.25%, 1/31/19-8/15/21

 $3,394,104 U.S. Treasury Bonds, 2.375-8.875%, 2/15/19-2/15/43

 23,080,000

 TD Securities, Inc., 0.03%, dated 8/30/13, repurchase price of

 $23,080,000 plus accrued interest on 9/3/13 collateralized by

 $23,500,000 U.S. Treasury Notes, 0.625%, 8/15/16

 23,080,000

 $

 42,160,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $42,160,000)

 $

 42,160,000

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $1,264,617,740) (a)

 $

 1,813,292,897

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 5,013,640

 TOTAL NET ASSETS - 100.0%

 $

 1,818,306,537

 *

 Non-income producing security.

 (a)

 At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,266,107,576 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $     569,181,906

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

  $      (21,996,585)

 Net unrealized appreciation

  $     547,185,321

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,771,132,897

$
-

$
-

$
1,771,132,897

 Repurchase Agreement

$
-

$
42,160,000

$
-

$
42,160,000

 Total

$
1,771,132,897

$
42,160,000

$
-

$
1,813,292,897

 During the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Oak Ridge Large Cap Growth Fund

 Schedule of Investments 8/31/13

 Shares

 Value

 COMMON STOCKS - 97.2%

 Energy - 4.5%

 Oil & Gas Equipment & Services - 1.4%

 15,220

 Schlumberger, Ltd.

 $

 1,231,907

 Oil & Gas Exploration & Production - 3.1%

 8,765

 Concho Resources, Inc. *

 $

 845,910

 57,450

 Denbury Resources, Inc. *

 993,310

 24,235

 Southwestern Energy Co. *

 925,777

 $

 2,764,997

 Total Energy

 $

 3,996,904

 Materials - 4.2%

 Industrial Gases - 2.0%

 14,860

 Praxair, Inc.

 $

 1,744,564

 Specialty Chemicals - 2.2%

 21,115

 Ecolab, Inc.

 $

 1,928,855

 Total Materials

 $

 3,673,419

 Capital Goods - 13.0%

 Aerospace & Defense - 4.7%

 10,035

 Precision Castparts Corp.

 $

 2,119,793

 20,590

 United Technologies Corp.

 2,061,059

 $

 4,180,852

 Electrical Components & Equipment - 2.5%

 50,607

 AMETEK, Inc.

 $

 2,172,052

 Industrial Conglomerates - 3.0%

 40,055

 Danaher Corp.

 $

 2,624,404

 Industrial Machinery - 2.8%

 34,930

 Illinois Tool Works, Inc.

 $

 2,496,447

 Total Capital Goods

 $

 11,473,755

 Consumer Durables & Apparel - 3.4%

 Apparel, Accessories & Luxury Goods - 3.4%

 25,980

 Michael Kors Holdings, Ltd. *

 $

 1,924,858

 5,565

 VF Corp.

 1,041,824

 $

 2,966,682

 Total Consumer Durables & Apparel

 $

 2,966,682

 Consumer Services - 3.1%

 Hotels, Resorts & Cruise Lines - 2.0%

 43,710

 Marriott International, Inc.

 $

 1,747,963

 Restaurants - 1.1%

 14,200

 Starbucks Corp.

 $

 1,001,384

 Total Consumer Services

 $

 2,749,347

 Retailing - 14.1%

 Internet Retail - 1.7%

 1,560

 priceline.com, Inc. *

 $

 1,464,107

 General Merchandise Stores - 1.6%

 27,500

 Dollar Tree, Inc. *

 $

 1,449,250

 Apparel Retail - 3.5%

 57,895

 TJX Companies, Inc.

 $

 3,052,224

 Specialty Stores - 3.4%

 54,180

 Sally Beauty Holdings, Inc. *

 $

 1,415,723

 16,395

 Ulta Salon Cosmetics & Fragrance, Inc. *

 1,627,040

 $

 3,042,763

 Automotive Retail - 2.2%

 15,755

 O'Reilly Automotive, Inc. *

 $

 1,933,296

 Homefurnishing Retail - 1.7%

 20,440

 Bed Bath & Beyond, Inc. *

 $

 1,507,246

 Total Retailing

 $

 12,448,886

 Food, Beverage & Tobacco - 5.2%

 Soft Drinks - 2.3%

 24,975

 PepsiCo, Inc.

 $

 1,991,257

 Packaged Foods & Meats - 2.9%

 19,250

 Mead Johnson Nutrition Co.

 $

 1,444,328

 37,005

 Mondelez International, Inc.

 1,134,943

 $

 2,579,271

 Total Food, Beverage & Tobacco

 $

 4,570,528

 Household & Personal Products - 1.8%

 Household Products - 1.8%

 27,275

 Church & Dwight Co., Inc.

 $

 1,618,771

 Total Household & Personal Products

 $

 1,618,771

 Health Care Equipment & Services - 7.0%

 Health Care Equipment - 2.0%

 14,825

 Baxter International, Inc.

 $

 1,031,227

 1,860

 Intuitive Surgical, Inc. *

 718,927

 $

 1,750,154

 Health Care Services - 2.8%

 39,025

 Express Scripts Holding Co. *

 $

 2,492,917

 Health Care Technology - 2.2%

 42,355

 Cerner Corp. *

 $

 1,950,871

 Total Health Care Equipment & Services

 $

 6,193,942

 Pharmaceuticals, Biotechnology & Life Sciences - 10.1%

 Biotechnology - 6.9%

 25,880

 Celgene Corp. *

 $

 3,622,682

 40,580

 Gilead Sciences, Inc. *

 2,445,757

 $

 6,068,439

 Pharmaceuticals - 3.2%

 32,770

 Johnson & Johnson

 $

 2,831,656

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,900,095

 Diversified Financials - 6.0%

 Specialized Finance - 1.9%

 9,585

 IntercontinentalExchange, Inc. *

 $

 1,722,904

 Asset Management & Custody Banks - 2.6%

 13,080

 Affiliated Managers Group, Inc. *

 $

 2,280,106

 Investment Banking & Brokerage - 1.5%

 8,625

 The Goldman Sachs Group, Inc.

 $

 1,312,121

 Total Diversified Financials

 $

 5,315,131

 Software & Services - 15.4%

 Internet Software & Services - 3.0%

 1,260

 Google, Inc. *

 $

 1,067,094

 6,685

 LinkedIn Corp. *

 1,604,667

 $

 2,671,761

 IT Consulting & Other Services - 4.7%

 11,150

 Cognizant Technology Solutions Corp. *

 $

 817,295

 29,925

 Gartner, Inc. *

 1,734,752

 8,665

 International Business Machines Corp.

 1,579,370

 $

 4,131,417

 Data Processing & Outsourced Services - 2.8%

 14,200

 Visa, Inc.

 $

 2,476,764

 Application Software - 1.0%

 12,570

 Citrix Systems, Inc. *

 $

 889,579

 Systems Software - 3.9%

 27,795

 Check Point Software Technologies, Ltd. *

 $

 1,558,466

 59,090

 Oracle Corp.

 1,882,607

 $

 3,441,073

 Total Software & Services

 $

 13,610,594

 Technology Hardware & Equipment - 8.4%

 Communications Equipment - 2.9%

 38,500

 Qualcomm, Inc.

 $

 2,551,780

 Computer Hardware - 4.1%

 7,440

 Apple, Inc.

 $

 3,623,653

 Computer Storage & Peripherals - 1.4%

 47,785

 EMC Corp.

 $

 1,231,897

 Total Technology Hardware & Equipment

 $

 7,407,330

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 25,655

 Altera Corp.

 $

 902,286

 Total Semiconductors & Semiconductor Equipment

 $

 902,286

 TOTAL COMMON STOCKS

 (Cost $55,202,640)

 $

 85,827,670

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.6%

 Repurchase Agreements - 2.6%

 2,295,000

 Deutschebank AG, 0.05%, dated 8/30/13, repurchase price of

 $

 2,295,000

 $2,295,000 plus accrued interest on 9/3/13 collateralized by the following:

 $1,801,398 U.S. Treasury Strip, 0.00-4.25%, 11/15/13-8/15/43

 $132,515 U.S. Treasury Notes, 1.00-6.25%, 1/31/19-8/15/21

 $408,253 U.S. Treasury Bonds, 2.375-8.875%, 2/15/19-2/15/43

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $2,295,000)

 $

 2,295,000

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $57,497,640) (a)

 $

 88,122,670

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 210,024

 TOTAL NET ASSETS - 100.0%

 $

 88,332,694

 *

 Non-income producing security.

 (a)

 At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $57,624,279 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $     30,928,287

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

  $         (429,896)

 Net unrealized appreciation

  $     30,498,391

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
85,827,670

$
-

$
-

$
85,827,670

 Repurchase Agreement

$
-

$
2,295,000

$
-

$
2,295,000

 Total

$
85,827,670

$
2,295,000

$
-

$
88,122,670

 During the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date October 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date October 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date October 30, 2013 * Print the name and title of each signing officer under his or her signature.